FAIR VALUE MEASUREMENTS (Details)		12 Months Ended
	Dec. 20, 2024 EUR (€) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($) Asset	Dec. 20, 2024 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]		Impairment of Intangible Assets, Finite-lived
Alesta Tx
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Financial instrument at fair value	€ 317,612			$ 331,237
License of FOLOTYN
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Impairment of intangible assets		$ 700,000
Abbreviated New Drug Applications
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Intangible assets, fair value			$ 1,000,000
Series A Preferred Shares | Alesta Tx
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Shares conversion | shares	172,875
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Non-financial assets, measured at fair value		0
Non-recurring | Level 3 | License of FOLOTYN
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Carrying amount		700,000
Intangible assets, fair value		$ 0
Non-recurring | Level 3 | Abbreviated New Drug Applications
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Number of intangible assets written down | Asset			6
Carrying amount			$ 9,700,000
Intangible assets, fair value			1,000,000
Impairment of intangible assets			$ 8,700,000